Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Schedule of stock option activity for stock options granted

			Weighted-Average
			Remaining
		Weighted Average	Contractual
	Options	Exercise Price	Term (In Years)
Outstanding as of January 1, 2024	3,950,000	$0.65	9.15
Outstanding as of December 31, 2024	3,950,000	$0.65	8.15
Granted	872,250	5.00	9.87
Exercised	(3,950,000)	0.65	7.18
Outstanding as of December 31, 2025	872,250	$5.00	9.87
Exercisable as of December 31, 2025	—	$—	—

Schedule of weighted-average assumptions to determine far value of stock options

Year ended
December 31,
2025
Common share price	$5.00
Risk-free interest rate	3.8%
Expected dividend yield	0.0%
Expected term (in years)	6.2
Expected volatility	53.1%
Forfeiture rate	0.0%

RSUs
Share-based compensation
Schedule of other equity instruments granted or outstanding

		Weighted Average
		Grant Date
	RSUs	Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	909,750	5.00
Outstanding as of December 31, 2025	909,750	$5.00
Exercisable as of December 31, 2025	—	$—

PSUs
Share-based compensation
Schedule of other equity instruments granted or outstanding

		Weighted Average
		Grant Date
	PSUs	Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	659,250	2.83
Outstanding as of December 31, 2025	659,250	$2.83
Exercisable as of December 31, 2025	—	$—